8. Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of December 31, 2017 the Company had 34,574,706 shares of common stock issued and outstanding.